Distribution Date:	01/17/25	Benchmark 2021-B26 Mortgage Trust
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2021-B26

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	General Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	9-13		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	14-15		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Attention: Stacey Ciarlanti		samnotice@situs.com
Historical Detail	19		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		BMARK 2021-B26 - Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Specially Serviced Loan Detail - Part 1	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trust Directing Holder	ES Ventures Holding, Inc.
Interest Shortfall Detail - Collateral Level	27
			CMBSNotices@elliottmgmt.com	(212) 974-3379	CMBSNotices@elliottmgmt.com
Supplemental Notes	28
			C/o Elliott Management Corporation, 40 W. 57th Street | New York,, NY 10019 | United States
		Loan-Specific Directing	Prima Mortgage Investment Trust, LLC c/o Prima Capital Advisors
		Holder	LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163EAY1	0.747000%	3,919,000.00	1,989,441.80	73,708.43	1,238.43	0.00	0.00	74,946.86	1,915,733.37	30.06%	30.00%
A-2	08163EAZ8	1.957000%	41,799,000.00	41,799,000.00	0.00	68,167.20	0.00	0.00	68,167.20	41,799,000.00	30.06%	30.00%
A-SB	08163EBB0	2.256000%	5,941,000.00	5,941,000.00	0.00	11,169.08	0.00	0.00	11,169.08	5,941,000.00	30.06%	30.00%
A-3	08163EBA2	2.391000%	145,456,000.00	145,456,000.00	0.00	289,821.08	0.00	0.00	289,821.08	145,456,000.00	30.06%	30.00%
A-4	08163EBC8	2.295000%	143,600,000.00	143,600,000.00	0.00	274,635.00	0.00	0.00	274,635.00	143,600,000.00	30.06%	30.00%
A-5	08163EBD6	2.613000%	313,195,000.00	313,195,000.00	0.00	681,982.11	0.00	0.00	681,982.11	313,195,000.00	30.06%	30.00%
A-M	08163EBF1	2.825000%	84,074,000.00	84,074,000.00	0.00	197,924.21	0.00	0.00	197,924.21	84,074,000.00	21.05%	21.00%
B	08163EBG9	2.575879%	39,702,000.00	39,702,000.00	0.00	85,222.94	0.00	0.00	85,222.94	39,702,000.00	16.79%	16.75%
C	08163EBH7	2.874629%	42,037,000.00	42,037,000.00	0.00	100,700.63	0.00	0.00	100,700.63	42,037,000.00	12.28%	12.25%
D	08163EAH8	2.000000%	29,193,000.00	29,193,000.00	0.00	48,655.00	0.00	0.00	48,655.00	29,193,000.00	9.14%	9.13%
E	08163EBL8	2.000000%	23,353,000.00	23,353,000.00	0.00	38,921.67	0.00	0.00	38,921.67	23,353,000.00	6.64%	6.63%
F	08163EAL9	1.868379%	19,851,000.00	19,851,000.00	0.00	30,907.65	0.00	0.00	30,907.65	19,851,000.00	4.51%	4.50%
G	08163EAN5	1.868379%	9,342,000.00	9,342,000.00	0.00	14,545.33	0.00	0.00	14,545.33	9,342,000.00	3.51%	3.50%
H	08163EBM6	1.868379%	9,342,000.00	9,342,000.00	0.00	14,545.33	0.00	0.00	14,545.33	9,342,000.00	2.51%	2.50%
J*	08163EAQ8	1.868379%	23,353,961.00	23,353,961.00	0.00	21,274.12	0.00	0.00	21,274.12	23,353,961.00	0.00%	0.00%
VRR Interest	08163EAV7	3.368379%	49,166,209.00	49,064,653.30	3,879.39	136,929.52	0.00	0.00	140,808.91	49,060,773.91	0.00%	0.00%
S	08163EAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163EAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			983,324,170.00	981,293,056.10	77,587.82	2,016,639.30	0.00	0.00	2,094,227.12	981,215,468.28

X-A	08163EBE4	0.882252%	737,984,000.00	736,054,441.80	0.00	541,154.52	0.00	0.00	541,154.52	735,980,733.37
X-B	08163EBJ3	0.638858%	81,739,000.00	81,739,000.00	0.00	43,516.34	0.00	0.00	43,516.34	81,739,000.00
X-D	08163EAX3	1.368379%	52,546,000.00	52,546,000.00	0.00	59,919.01	0.00	0.00	59,919.01	52,546,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163EAB1	1.500000%	19,851,000.00	19,851,000.00	0.00	24,813.75	0.00	0.00	24,813.75	19,851,000.00
X-G	08163EAD7	1.500000%	9,342,000.00	9,342,000.00	0.00	11,677.50	0.00	0.00	11,677.50	9,342,000.00
X-H	08163EAF2	1.500000%	32,695,961.00	32,695,961.00	0.00	40,869.95	0.00	0.00	40,869.95	32,695,961.00
Notional SubTotal			934,157,961.00	932,228,402.80	0.00	721,951.07	0.00	0.00	721,951.07	932,154,694.37

Deal Distribution Total					77,587.82	2,738,590.37	0.00	0.00	2,816,178.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163EAY1	507.64016331	18.80796887	0.31600663	0.00000000	0.00000000	0.00000000	0.00000000	19.12397550	488.83219444
A-2	08163EAZ8	1,000.00000000	0.00000000	1.63083327	0.00000000	0.00000000	0.00000000	0.00000000	1.63083327	1,000.00000000
A-SB	08163EBB0	1,000.00000000	0.00000000	1.88000000	0.00000000	0.00000000	0.00000000	0.00000000	1.88000000	1,000.00000000
A-3	08163EBA2	1,000.00000000	0.00000000	1.99250000	0.00000000	0.00000000	0.00000000	0.00000000	1.99250000	1,000.00000000
A-4	08163EBC8	1,000.00000000	0.00000000	1.91250000	0.00000000	0.00000000	0.00000000	0.00000000	1.91250000	1,000.00000000
A-5	08163EBD6	1,000.00000000	0.00000000	2.17749999	0.00000000	0.00000000	0.00000000	0.00000000	2.17749999	1,000.00000000
A-M	08163EBF1	1,000.00000000	0.00000000	2.35416669	0.00000000	0.00000000	0.00000000	0.00000000	2.35416669	1,000.00000000
B	08163EBG9	1,000.00000000	0.00000000	2.14656541	0.00000000	0.00000000	0.00000000	0.00000000	2.14656541	1,000.00000000
C	08163EBH7	1,000.00000000	0.00000000	2.39552371	0.00000000	0.00000000	0.00000000	0.00000000	2.39552371	1,000.00000000
D	08163EAH8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	08163EBL8	1,000.00000000	0.00000000	1.66666681	0.00000000	0.00000000	0.00000000	0.00000000	1.66666681	1,000.00000000
F	08163EAL9	1,000.00000000	0.00000000	1.55698202	0.00000000	0.00000000	0.00000000	0.00000000	1.55698202	1,000.00000000
G	08163EAN5	1,000.00000000	0.00000000	1.55698244	0.00000000	0.00000000	0.00000000	0.00000000	1.55698244	1,000.00000000
H	08163EBM6	1,000.00000000	0.00000000	1.55698244	0.00000000	0.00000000	0.00000000	0.00000000	1.55698244	1,000.00000000
J	08163EAQ8	1,000.00000000	0.00000000	0.91094269	0.64603902	1.05357716	0.00000000	0.00000000	0.91094269	1,000.00000000
VRR Interest	08163EAV7	997.93444111	0.07890358	2.78503311	0.01615093	0.02633943	0.00000000	0.00000000	2.86393669	997.85553753
S	08163EAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163EAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163EBE4	997.38536581	0.00000000	0.73328761	0.00000000	0.00000000	0.00000000	0.00000000	0.73328761	997.28548772
X-B	08163EBJ3	1,000.00000000	0.00000000	0.53238160	0.00000000	0.00000000	0.00000000	0.00000000	0.53238160	1,000.00000000
X-D	08163EAX3	1,000.00000000	0.00000000	1.14031534	0.00000000	0.00000000	0.00000000	0.00000000	1.14031534	1,000.00000000
X-F	08163EAB1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	08163EAD7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163EAF2	1,000.00000000	0.00000000	1.24999996	0.00000000	0.00000000	0.00000000	0.00000000	1.24999996	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/24 - 12/30/24	30	0.00	1,238.43	0.00	1,238.43	0.00	0.00	0.00	1,238.43	0.00
A-2	12/01/24 - 12/30/24	30	0.00	68,167.20	0.00	68,167.20	0.00	0.00	0.00	68,167.20	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	11,169.08	0.00	11,169.08	0.00	0.00	0.00	11,169.08	0.00
A-3	12/01/24 - 12/30/24	30	0.00	289,821.08	0.00	289,821.08	0.00	0.00	0.00	289,821.08	0.00
A-4	12/01/24 - 12/30/24	30	0.00	274,635.00	0.00	274,635.00	0.00	0.00	0.00	274,635.00	0.00
A-5	12/01/24 - 12/30/24	30	0.00	681,982.11	0.00	681,982.11	0.00	0.00	0.00	681,982.11	0.00
X-A	12/01/24 - 12/30/24	30	0.00	541,154.52	0.00	541,154.52	0.00	0.00	0.00	541,154.52	0.00
X-B	12/01/24 - 12/30/24	30	0.00	43,516.34	0.00	43,516.34	0.00	0.00	0.00	43,516.34	0.00
X-D	12/01/24 - 12/30/24	30	0.00	59,919.01	0.00	59,919.01	0.00	0.00	0.00	59,919.01	0.00
X-F	12/01/24 - 12/30/24	30	0.00	24,813.75	0.00	24,813.75	0.00	0.00	0.00	24,813.75	0.00
X-G	12/01/24 - 12/30/24	30	0.00	11,677.50	0.00	11,677.50	0.00	0.00	0.00	11,677.50	0.00
X-H	12/01/24 - 12/30/24	30	0.00	40,869.95	0.00	40,869.95	0.00	0.00	0.00	40,869.95	0.00
A-M	12/01/24 - 12/30/24	30	0.00	197,924.21	0.00	197,924.21	0.00	0.00	0.00	197,924.21	0.00
B	12/01/24 - 12/30/24	30	0.00	85,222.94	0.00	85,222.94	0.00	0.00	0.00	85,222.94	0.00
C	12/01/24 - 12/30/24	30	0.00	100,700.63	0.00	100,700.63	0.00	0.00	0.00	100,700.63	0.00
D	12/01/24 - 12/30/24	30	0.00	48,655.00	0.00	48,655.00	0.00	0.00	0.00	48,655.00	0.00
E	12/01/24 - 12/30/24	30	0.00	38,921.67	0.00	38,921.67	0.00	0.00	0.00	38,921.67	0.00
F	12/01/24 - 12/30/24	30	0.00	30,907.65	0.00	30,907.65	0.00	0.00	0.00	30,907.65	0.00
G	12/01/24 - 12/30/24	30	0.00	14,545.33	0.00	14,545.33	0.00	0.00	0.00	14,545.33	0.00
H	12/01/24 - 12/30/24	30	0.00	14,545.33	0.00	14,545.33	0.00	0.00	0.00	14,545.33	0.00
J	12/01/24 - 12/30/24	30	9,517.63	36,361.70	0.00	36,361.70	15,087.57	0.00	0.00	21,274.12	24,605.20
VRR Interest	12/01/24 - 12/30/24	30	500.93	137,723.60	0.00	137,723.60	794.08	0.00	0.00	136,929.52	1,295.01
Totals			10,018.56	2,754,472.03	0.00	2,754,472.03	15,881.65	0.00	0.00	2,738,590.37	25,900.21

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	2,816,178.19	Beginning Reserve Account Balance	0.00
Non-VRR Aggregate Available Funds	2,675,369.28	Deposit Amount	0.00
VRR Aggregate Available Funds	140,808.91	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,861,525.28	Master Servicing Fee	6,922.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,405.12
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	422.50
ARD Interest	0.00	Operating Advisor Fee	1,487.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,861,525.28	Total Fees	15,237.50

Principal		Expenses/Reimbursements
Scheduled Principal	77,587.82	Reimbursement for Interest on Advances	274.02
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,607.64
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	77,587.82	Total Expenses/Reimbursements	15,881.66

		Interest Reserve Deposit	91,815.73
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,738,590.37
Borrower Option Extension Fees	0.00	Principal Distribution	77,587.82
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,816,178.19
Total Funds Collected	2,939,113.10	Total Funds Distributed	2,939,113.08
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	981,293,056.98	981,293,056.98	Beginning Certificate Balance	981,293,056.10
(-) Scheduled Principal Collections	77,587.82	77,587.82	(-) Principal Distributions	77,587.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	981,215,469.16	981,215,469.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	981,293,056.98	981,293,056.98	Ending Certificate Balance	981,215,468.28
Ending Actual Collateral Balance	981,215,469.16	981,215,469.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.88)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.88)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.37%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	8	44,699,610.84	4.56%	76	3.9086	2.774369	1.49 or less	5	98,829,638.40	10.07%	70	3.3211	1.103233
7,500,000 to 14,999,999		11	134,855,000.00	13.74%	75	3.6715	2.426786	1.50 to 1.74	2	41,620,087.44	4.24%	51	3.6154	1.690000
15,000,000 to 24,999,999		10	199,249,520.00	20.31%	59	3.3888	2.710007	1.75 to 2.49	12	336,409,703.11	34.28%	65	3.5318	2.169620
25,000,000 to 49,999,999		10	354,411,338.32	36.12%	69	3.4827	2.485470	2.50 to 3.49	17	415,636,040.21	42.36%	63	3.2727	2.710498
	50,000,000 or greater	3	248,000,000.00	25.27%	57	2.9976	2.255242	3.50 and greater	6	88,720,000.00	9.04%	73	3.3331	4.458882
	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	4	7,304,177.08	0.74%	45	3.3365	1.842634	Totals	127	981,215,469.16	100.00%	65	3.3864	2.477971
Arizona	1	6,522,162.06	0.66%	76	3.8800	2.510000
									Property Type³
Arkansas	3	2,084,139.75	0.21%	40	3.3300	1.690000
California	6	180,800,278.00	18.43%	71	3.3029	2.616614		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	25,000,000.00	2.55%	76	3.3300	3.410000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	69,138,406.82	7.05%	76	3.5493	2.856141	Industrial	47	260,380,730.04	26.54%	58	3.2466	2.361970
Georgia	24	60,707,732.22	6.19%	60	3.1564	2.587508	Lodging	1	20,000,000.00	2.04%	62	3.1390	5.850000
Illinois	1	3,214,011.17	0.33%	76	3.3750	2.750000	Mixed Use	1	16,000,000.00	1.63%	76	3.3910	2.880000
Kentucky	11	12,836,406.16	1.31%	40	3.3300	1.690000	Multi-Family	12	86,500,000.00	8.82%	61	3.8864	2.206890
Louisiana	2	3,142,894.82	0.32%	76	3.3750	2.750000	Office	18	412,419,232.65	42.03%	67	3.2915	2.448768
Michigan	1	10,694,051.00	1.09%	40	3.7720	2.460000	Other	1	13,200,000.00	1.35%	75	4.2300	1.690000
Mississippi	3	2,344,657.21	0.24%	40	3.3300	1.690000	Retail	38	111,565,534.07	11.37%	69	3.4344	3.036301
New Mexico	2	7,000,000.00	0.71%	76	3.8000	3.070000	Self Storage	9	61,149,972.44	6.23%	76	3.7246	2.631286
New York	19	244,050,000.00	24.87%	65	3.6796	2.536056	Totals	127	981,215,469.16	100.00%	65	3.3864	2.477971
North Carolina	1	6,800,000.00	0.69%	76	3.6600	2.570000
Ohio	4	14,792,054.99	1.51%	47	3.6299	2.390582
Oklahoma	1	2,369,905.00	0.24%	76	3.3750	2.750000
Oregon	1	10,000,000.00	1.02%	76	3.5600	2.310000
Pennsylvania	6	57,229,155.80	5.83%	69	3.6921	2.532576
South Carolina	1	1,029,558.73	0.10%	76	3.3750	2.750000
Tennessee	12	55,329,288.62	5.64%	59	3.1060	3.839064
Texas	5	13,887,398.52	1.42%	76	3.8030	1.932840
Virginia	10	86,470,000.66	8.81%	55	2.9739	1.761440
Washington	1	93,000,000.00	9.48%	63	3.0048	2.250000
West Virginia	1	5,469,190.59	0.56%	39	2.4838	2.510000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.4990% or less	16	503,425,128.32	51.31%	62	3.0430	2.677665	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 4.2499%	25	472,160,702.44	48.12%	68	3.7410	2.283273	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% or greater	1	5,629,638.40	0.57%	76	4.3530	0.950000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971	37 months to 48 months	41	961,215,469.16	97.96%	65	3.3915	2.407810
								49 months or greater	1	20,000,000.00	2.04%	62	3.1390	5.850000
								Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	42	981,215,469.16	100.00%	65	3.3864	2.477971	Interest Only	35	887,715,770.88	90.47%	65	3.3513	2.508440
83 months to 105 months		0	0.00	0.00%	0	0.0000	0.000000	332 months or less	7	93,499,698.28	9.53%	65	3.7193	2.188693
	106 months or more	0	0.00	0.00%	0	0.0000	0.000000	333 months or more	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	36	841,135,469.16	85.72%	64	3.3738	2.589706			No outstanding loans in this group
	13 months to 24 months	3	84,080,000.00	8.57%	76	3.7581	2.118102
	25 months or greater	3	56,000,000.00	5.71%	66	3.0168	1.340000
	Totals	42	981,215,469.16	100.00%	65	3.3864	2.477971
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
A-1-C3	10224322	1	OF	Burlingame	CA	Actual/360	3.017%	103,912.00	0.00	0.00	07/06/30	01/06/33	--	40,000,000.00	40,000,000.00	01/06/25
A-2-C2	10224327	1				Actual/360	3.017%	62,347.20	0.00	0.00	07/06/30	01/06/33	--	24,000,000.00	24,000,000.00	01/06/25
A-3-C2	10224333	1				Actual/360	3.017%	57,151.60	0.00	0.00	07/06/30	01/06/33	--	22,000,000.00	22,000,000.00	01/06/25
A-3-C4	10224335	1				Actual/360	3.017%	25,978.00	0.00	0.00	07/06/30	01/06/33	--	10,000,000.00	10,000,000.00	01/06/25
2	10225378	1	IN	Various	Various	Actual/360	2.484%	203,188.64	0.00	0.00	N/A	04/09/28	--	95,000,000.00	95,000,000.00	01/09/25
3	10225379	1	OF	Seattle	WA	Actual/360	3.005%	240,637.04	0.00	0.00	04/06/30	05/06/33	--	93,000,000.00	93,000,000.00	01/06/25
4	10225380	1	IN	Hopewell Junction	NY	Actual/360	3.800%	196,333.33	0.00	0.00	N/A	05/06/31	--	60,000,000.00	60,000,000.00	01/06/25
5	10225381	1	Various Various		Various	Actual/360	3.375%	123,384.96	0.00	0.00	N/A	05/01/31	--	42,455,040.88	42,455,040.88	01/01/25
6	10225382	1	IN	Various	Various	Actual/360	3.530%	128,722.34	0.00	0.00	N/A	05/06/31	--	42,346,743.00	42,346,743.00	01/06/25
7	10225383	1	SS	Various	Various	Actual/360	3.660%	129,218.33	0.00	0.00	N/A	05/06/31	--	41,000,000.00	41,000,000.00	01/06/25
8	10225384	1	OF	Sacramento	CA	Actual/360	3.820%	128,617.28	0.00	0.00	N/A	05/06/31	--	39,100,000.00	39,100,000.00	01/06/25
9	10225385	1	OF	Falls Church	VA	Actual/360	3.623%	116,056.77	0.00	0.00	N/A	05/06/31	--	37,200,000.00	37,200,000.00	12/06/24
10	10224615	1	IN	Various	Various	Actual/360	3.772%	103,580.53	0.00	0.00	N/A	05/06/28	--	31,889,467.00	31,889,467.00	01/06/25
11	10225386	1	Various Various		Various	Actual/360	3.330%	81,638.68	50,244.04	0.00	N/A	05/06/28	--	28,470,331.48	28,420,087.44	01/06/25
12	10225387	1	RT	Nanuet	NY	Actual/360	3.278%	76,213.50	0.00	0.00	N/A	05/01/31	--	27,000,000.00	27,000,000.00	01/01/25
13	10225388	1	OF	New Haven	CT	Actual/360	3.330%	71,687.50	0.00	0.00	N/A	05/01/31	--	25,000,000.00	25,000,000.00	01/01/25
14	10225389	1	OF	Yonkers	NY	Actual/360	3.500%	72,484.03	0.00	0.00	N/A	05/06/31	--	24,050,000.00	24,050,000.00	01/06/25
15	10225390	1	OF	Brooklyn	NY	Actual/360	3.510%	66,495.00	0.00	0.00	N/A	05/06/26	--	22,000,000.00	22,000,000.00	01/06/25
16	10225391	1	MF	New York	NY	Actual/360	4.182%	79,225.67	0.00	0.00	N/A	05/01/26	--	22,000,000.00	22,000,000.00	01/01/25
17	10225392	1	LO	Nashville	TN	Actual/360	3.139%	54,060.56	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	01/06/25
18	10225393	1	OF	Palm Beach Gardens	FL	Actual/360	3.126%	48,453.00	0.00	0.00	N/A	06/01/31	--	18,000,000.00	18,000,000.00	01/01/25
19	10225394	1	MU	Carlsbad	CA	Actual/360	3.391%	46,720.44	0.00	0.00	N/A	05/01/31	--	16,000,000.00	16,000,000.00	01/01/25
20	10225395	1	OF	San Diego	CA	Actual/360	3.432%	46,620.38	0.00	0.00	N/A	06/01/31	--	15,775,000.00	15,775,000.00	01/01/25
21	10224698	1	IN	Various	Various	Actual/360	3.605%	47,882.42	0.00	0.00	N/A	05/06/31	--	15,424,520.00	15,424,520.00	01/06/25
22	10225396	1	RT	Miami	FL	Actual/360	3.478%	42,752.83	0.00	0.00	N/A	05/06/31	--	14,275,000.00	14,275,000.00	01/06/25
23	10225397	1	MF	Brooklyn	NY	Actual/360	3.600%	43,710.00	0.00	0.00	N/A	05/06/31	--	14,100,000.00	14,100,000.00	01/06/25
24	10225398	1	MF	Sunnyside	NY	Actual/360	3.700%	43,012.50	0.00	0.00	N/A	05/06/31	--	13,500,000.00	13,500,000.00	01/06/25
25	10225399	1	MF	Various	NY	Actual/360	3.979%	45,227.97	0.00	0.00	N/A	05/06/31	--	13,200,000.00	13,200,000.00	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	10225400	1	98	Kissimmee	FL	Actual/360	4.230%	48,081.00	0.00	0.00	N/A	04/06/31	--	13,200,000.00	13,200,000.00	01/06/25
27	10225401	1	OF	Brooklyn	NY	Actual/360	3.210%	34,552.08	0.00	0.00	N/A	03/06/31	--	12,500,000.00	12,500,000.00	01/06/25
28	10225402	1	OF	New York	NY	Actual/360	3.650%	37,716.67	0.00	0.00	N/A	05/06/31	--	12,000,000.00	12,000,000.00	01/06/25
29	10224474	1	RT	Philadelphia	PA	Actual/360	4.133%	41,212.90	0.00	0.00	05/06/31	07/31/33	--	11,580,000.00	11,580,000.00	01/06/25
30	10225403	1	MF	Sunnyside	NY	Actual/360	3.700%	33,454.17	0.00	0.00	N/A	05/06/31	--	10,500,000.00	10,500,000.00	01/06/25
31	10225404	1	IN	Bend	OR	Actual/360	3.560%	30,655.56	0.00	0.00	N/A	05/06/31	--	10,000,000.00	10,000,000.00	01/06/25
32	10225405	1	MF	Amherst	NY	Actual/360	3.909%	24,235.80	0.00	0.00	N/A	05/06/31	--	7,200,000.00	7,200,000.00	12/06/24
33	10225406	1	SS	Various	NM	Actual/360	3.800%	22,905.56	0.00	0.00	N/A	05/06/31	--	7,000,000.00	7,000,000.00	01/06/25
34	10225407	1	SS	Lake Havasu City	AZ	Actual/360	3.880%	21,822.07	9,219.05	0.00	N/A	05/06/31	--	6,531,381.11	6,522,162.06	01/06/25
35	10225408	1	MF	Brooklyn	NY	Actual/360	3.990%	20,615.00	0.00	0.00	N/A	05/06/31	--	6,000,000.00	6,000,000.00	01/06/25
36	10225409	1	OF	Sugar Land	TX	Actual/360	4.353%	21,135.01	8,744.30	0.00	N/A	05/06/31	--	5,638,382.70	5,629,638.40	01/06/25
37	10225410	1	IN	Lebanon	TN	Actual/360	3.570%	17,584.23	0.00	0.00	N/A	05/06/31	--	5,720,000.00	5,720,000.00	01/06/25
38	10225411	1	SS	Saint Marys	GA	Actual/360	3.900%	16,157.33	6,797.58	0.00	N/A	04/06/31	--	4,811,114.85	4,804,317.27	01/06/25
39	10225412	1	SS	Bethlehem	PA	Actual/360	3.870%	6,085.40	2,582.85	0.00	N/A	05/06/31	--	1,826,075.96	1,823,493.11	01/06/25
Totals								2,861,525.28	77,587.82	0.00				981,293,056.98	981,215,469.16
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
A-1-C3	1	46,927,728.49	37,258,679.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
A-2-C2	1	(966,156.94)	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
A-3-C2	1	0.00	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
A-3-C4	1	0.00	12,951,169.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	33,708,694.08	25,066,664.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	25,872,487.00	13,456,106.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	5,130,147.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	3,982,269.32	3,034,205.80	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,066,945.14	2,819,097.25	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,493,172.53	3,039,880.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	4,368,878.27	4,268,717.17	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,930,475.97	1,532,735.13	10/01/23	09/30/24	--	0.00	0.00	115,904.29	115,904.29	0.00	0.00
10	1	3,197,676.54	3,100,703.33	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	2,938,169.98	2,794,950.49	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	4,995,468.00	3,221,391.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,142,084.00	3,172,180.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,317,234.55	2,420,679.71	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,214,575.88	2,267,074.58	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	1,770,908.00	1,804,255.15	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	33,475,285.00	19,654,833.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,721,596.00	2,285,991.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,706,387.00	1,242,355.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,453,489.00	1,226,969.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,420,395.42	1,254,696.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,576,567.44	1,312,959.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,129,433.26	1,107,247.45	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,157,831.01	805,788.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	10,790.00	0.00
25	1	924,019.85	1,039,531.38	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1	939,396.00	478,512.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	9,266,887.00	6,735,174.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,411,846.30	1,421,007.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,755,696.00	1,456,100.44	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	884,257.40	676,063.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,138,218.46	672,584.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	659,158.16	776,933.17	10/01/23	09/30/24	--	0.00	0.00	24,206.29	24,206.29	0.00	0.00
33	1	824,842.40	634,490.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	820,179.56	757,181.65	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	503,260.53	964,641.82	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	537,825.45	360,426.47	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	820,278.13	605,438.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	685,062.18	659,053.66	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	183,769.20	178,600.26	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		211,956,291.56	199,547,554.52				0.00	0.00	140,110.58	140,110.58	10,790.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	3.386396%	3.368363%	65
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386411%	3.368379%	66
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386427%	3.368395%	67
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386442%	3.368411%	68
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386459%	3.368428%	69
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386474%	3.368443%	70
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386489%	3.368458%	71
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386505%	3.368475%	72
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386519%	3.368490%	73
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386529%	3.368500%	74
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386535%	3.368506%	75
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.386541%	3.368513%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10225380	01/06/25	1	1	0.00	0.00	0.00	60,000,000.00	11/26/24	9
9	10225385	12/06/24	0	B	115,904.29	115,904.29	0.00	37,200,000.00
32	10225405	12/06/24	0	B	24,206.29	24,206.29	0.00	7,200,000.00
Totals					140,110.58	140,110.58	0.00	104,400,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		44,000,000	44,000,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		155,309,554	155,309,554		0	0
49 - 60 Months		0	0		0	0
> 60 Months		781,905,915	721,905,915		60,000,000	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	981,215,469	921,215,469	60,000,000	0	0	0
Dec-24	981,293,057	981,293,057	0	0	0	0
Nov-24	981,375,137	981,375,137	0	0	0	0
Oct-24	981,452,234	981,452,234	0	0	0	0
Sep-24	981,533,840	981,533,840	0	0	0	0
Aug-24	981,610,449	981,610,449	0	0	0	0
Jul-24	981,686,823	981,686,823	0	0	0	0
Jun-24	981,767,731	981,767,731	0	0	0	0
May-24	981,843,622	981,843,622	0	0	0	0
Apr-24	981,911,674	981,911,674	0	0	0	0
Mar-24	981,969,054	981,969,054	0	0	0	0
Feb-24	982,032,990	982,032,990	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10225380	60,000,000.00	60,000,000.00	150,500,000.00	03/24/21	4,744,272.54	1.86000	09/30/23	05/06/31	I/O
27	10225401	12,500,000.00	12,500,000.00	182,300,000.00	02/01/21	6,209,011.00	2.54000	09/30/23	03/06/31	I/O
Totals		72,500,000.00	72,500,000.00	332,800,000.00		10,953,283.54

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10225380	IN	NY	11/26/24	9
"	1/13/2025

Loan transferred to special servicing effective November 26, 2024 following a non-monetary default related to the Borrower's failure to comply with cash management due to a Specified Tenant Trigger Event. The trigger event was caused by major tenant,IBM, failing to renew their lease for an additional 5-year term as required by the Loan Agreement. Additionally, the Guarantor of the Loan, Joseph Cotter, passed away in October 2024.

On 12/19/2024, a Loan Modification was executed to instal l the Estate of Joseph Cotter as successor to the deceased Guarantor, approve the IBM 4th lease amendment, resolve the existing defaults, modify the provisions of the IBM Reserve, and recover a portion of the outstanding amounts due under the Loan. The Lo anwill be returned to the Master Servicer in the near term. See Loan Modification Template.
"

27	10225401	OF	NY	10/07/24	13
"	1/13/2025

Transfer to special servicing on 10/7/24 due to payment default. Borrower failed to pay required reserve triggered due to the tenant not executing a five year lease extension. Counsel has been engaged and discussion with the borrower i s underway. As of 9/30/24 YTD, NOI was $7,245,815 (4.01x DSCR). Discussions are ongoing with borrower. Borrower reports that the primary tenant has agreed to extend their lease, however, no lease, executed or draft, has been provided.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	263.93	0.00	0.00	0.00
27	0.00	0.00	2,690.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.09	0.00	0.00	0.00
Total	0.00	0.00	15,607.64	0.00	0.00	0.00	0.00	0.00	274.02	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,881.66

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Supplemental Notes
None

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